Consolidating financial information - Balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	£ 102,590		£ 98,336	£ 98,337
Loans and advances to banks	27,839		30,248	30,251
Loans and advances to customers	349,138		349,912	349,919
Debt securities	92,269			78,933
Equity shares	581			450
Settlement balances	8,325			2,517
Derivatives	151,136			160,843
Intangible assets	6,570			6,543
Property, plant and equipment	4,370			4,602
Deferred tax	1,815			1,740
Prepayments, accrued income and other assets	3,620			3,726
Assets of disposal groups	83			195
Total assets	748,336		738,111	738,056
Liabilities
Deposits by banks	48,710			46,898
Customer accounts	401,800			398,036
Debt securities in issue	36,723			30,559
Settlement balances	7,799			2,844
Short positions	35,041			28,527
Derivatives	143,689			154,506
Provisions for liabilities and charges	6,995	£ 7,306		7,757
Accruals, deferred income and other liabilities	5,841			6,392
Retirement benefit liabilities	2,130			129
Deferred tax	501			583
Subordinated liabilities	10,602			12,722
Liabilities of disposal groups	14			10
Total liabilities	699,845		689,089	688,963
Non-controlling interests	734			763
Owners' equity	47,757			48,330
Total equity	48,491		49,022	49,093
Total liabilities and equity	748,336		£ 738,111	738,056
Inter segment/consolidation adjustments
Assets
Cash and balances at central banks	228			61,537
Loans and advances to banks	(25,305)			(10,713)
Loans and advances to customers	(14,744)			89,793
Debt securities	(3,921)			43,178
Equity shares	168			153
Investments in Group undertakings	(49,751)			(48,375)
Settlement balances	(979)			(61)
Derivatives	(6,240)			(4,426)
Intangible assets	298			6,012
Property, plant and equipment	334			1,376
Deferred tax	(337)			214
Prepayments, accrued income and other assets	(34,444)			760
Assets of disposal groups	(70,275)			(269,038)
Total assets	(204,968)			(129,590)
Liabilities
Deposits by banks	2,835			100,725
Customer accounts	(41,799)			57,853
Debt securities in issue	(634)			7,858
Settlement balances	(974)			(44)
Short positions	(344)			(232)
Derivatives	(6,964)			(4,165)
Provisions for liabilities and charges	3			2,046
Accruals, deferred income and other liabilities	(34,808)			2,119
Retirement benefit liabilities	14			18
Deferred tax	(327)			(106)
Subordinated liabilities	(5,924)			8,268
Liabilities of disposal groups	(32,564)			(228,027)
Total liabilities	(121,486)			(53,687)
Non-controlling interests	675			632
Owners' equity	(84,157)			(76,535)
Total equity	(83,482)			(75,903)
Total liabilities and equity	(204,968)			(129,590)
RBSG plc
Assets
Loans and advances to banks	13,271			14,503
Loans and advances to customers	16,556			10,480
Debt securities	230			104
Equity shares	3			3
Investments in Group undertakings	47,559			47,559
Derivatives	436			163
Prepayments, accrued income and other assets	33,901			50
Total assets	111,956			72,862
Liabilities
Debt securities in issue	14,155			9,202
Derivatives	454			284
Provisions for liabilities and charges	72			127
Accruals, deferred income and other liabilities	236			165
Deferred tax	35			146
Subordinated liabilities	8,016			7,977
Total liabilities	22,968			17,901
Owners' equity	88,988			54,961
Total equity	88,988			54,961
Total liabilities and equity	111,956			72,862
NWM Plc
Assets
Cash and balances at central banks	93			93
Loans and advances to banks	37,430			18,814
Loans and advances to customers	43,151			45,658
Debt securities	37,606			27,334
Equity shares	56			50
Investments in Group undertakings	376			496
Settlement balances	7,747			1,640
Derivatives	154,469			162,005
Property, plant and equipment	2			5
Deferred tax				165
Prepayments, accrued income and other assets	677			591
Assets of disposal groups	70,275			269,038
Total assets	351,882			525,889
Liabilities
Deposits by banks	22,765			18,304
Customer accounts	41,253			37,097
Debt securities in issue	15,790			12,362
Settlement balances	7,090			1,411
Short positions	32,552			26,207
Derivatives	145,618			155,098
Provisions for liabilities and charges	2,335			2,230
Accruals, deferred income and other liabilities	34,486			479
Retirement benefit liabilities	53			52
Deferred tax	333			100
Subordinated liabilities	6,467
Liabilities of disposal groups	32,564			228,027
Total liabilities	341,306			481,367
Owners' equity	10,576			44,522
Total equity	10,576			44,522
Total liabilities and equity	351,882			525,889
Subsidiaries
Assets
Cash and balances at central banks	102,269			36,707
Loans and advances to banks	2,443			7,647
Loans and advances to customers	304,175			203,988
Debt securities	58,354			8,317
Equity shares	354			244
Investments in Group undertakings	1,816			320
Settlement balances	1,557			938
Derivatives	2,471			3,101
Intangible assets	6,272			531
Property, plant and equipment	4,034			3,221
Deferred tax	2,152			1,361
Prepayments, accrued income and other assets	3,486			2,325
Assets of disposal groups	83			195
Total assets	489,466			268,895
Liabilities
Deposits by banks	23,110			(72,131)
Customer accounts	402,346			303,086
Debt securities in issue	7,412			1,137
Settlement balances	1,683			1,477
Short positions	2,833			2,552
Derivatives	4,581			3,289
Provisions for liabilities and charges	4,585			3,354
Accruals, deferred income and other liabilities	5,927			3,629
Retirement benefit liabilities	2,063			59
Deferred tax	460			443
Subordinated liabilities	2,043			(3,523)
Liabilities of disposal groups	14			10
Total liabilities	457,057			243,382
Non-controlling interests	59			131
Owners' equity	32,350			25,382
Total equity	32,409			25,513
Total liabilities and equity	£ 489,466			£ 268,895